ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 195	$ 203
Accounts payable	118	114
Interest payable on non-recourse borrowings	71	65
Exchangeable shares distributions distributions payable	16	11
Current portion of lease liabilities	25	30
Other	27	27
Total accounts payable and accrued liabilities	$ 452	$ 450